Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–33.42%
Angola–0.15%
Angolan Government International Bond, 8.75%, 04/14/2032(a)	$2,800,000	$2,412,469
Argentina–0.15%
Argentina Treasury Dual Bond, 3.25%, 04/30/2024	44,540	32,519
YPF S.A., 9.50%, 01/17/2031(a)	2,355,000	2,353,905
		2,386,424
Belgium–0.24%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	4,200,000	3,997,128
Brazil–0.71%
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	940,000	935,300
CSN Inova Ventures, 6.75%, 01/28/2028(a)	325,000	311,840
CSN Resources S.A., 5.88%, 04/08/2032(a)	1,050,000	903,024
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(a)	1,750,000	1,841,757
Minerva Luxembourg S.A., 8.88%, 09/13/2033(a)(b)	1,645,000	1,726,564
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(a)(b)	4,745,000	4,422,118
Suzano Austria GmbH, 2.50%, 09/15/2028(b)	1,716,000	1,500,796
		11,641,399
Canada–1.24%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(a)(b)	1,076,000	985,499
1375209 BC Ltd., 9.00%, 01/30/2028(a)(b)	797,000	773,803
Element Fleet Management Corp., 6.32%, 12/04/2028(a)(b)	3,603,000	3,746,108
Enbridge, Inc., 7.38%, 01/15/2083(c)	6,974,000	6,978,045
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	928,000	950,299
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(b)	736,000	727,476
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	209,000	209,000
New Gold, Inc., 7.50%, 07/15/2027(a)	629,000	626,494
	Principal Amount	Value
Canada–(continued)
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(a)(b)	$1,821,000	$1,859,824
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	3,545,000	3,414,427
		20,270,975
Chile–0.37%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	1,750,000	1,661,686
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	2,084,000	1,205,427
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	3,500,000	3,261,891
		6,129,004
China–0.09%
Prosus N.V., 3.06%, 07/13/2031(a)	1,750,000	1,425,243
Colombia–0.74%
Bancolombia S.A., 6.91%, 10/18/2027(c)	6,150,000	6,063,304
Colombia Government International Bond, 4.13%, 02/22/2042	3,725,000	2,538,573
Ecopetrol S.A., 5.38%, 06/26/2026	3,500,000	3,459,074
		12,060,951
Czech Republic–0.04%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)	604,000	625,593
Denmark–0.55%
Danske Bank A/S,
0.98%, 09/10/2025(a)(c)	2,137,000	2,075,509
6.13%(a)(c)(d)	6,950,000	6,942,612
		9,018,121
Dominican Republic–0.11%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	720,000	657,631
4.88%, 09/23/2032(a)	1,200,000	1,074,085
		1,731,716
Egypt–0.10%
Egypt Government International Bond, 8.50%, 01/31/2047(a)	2,600,000	1,597,570
France–1.19%
Altice France S.A.,
8.13%, 02/01/2027(a)	355,000	317,563
5.13%, 07/15/2029(a)	222,000	162,499
5.50%, 10/15/2029(a)	211,000	155,719

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
France–(continued)
BNP Paribas S.A.,
7.38%(a)(c)(d)	$4,200,000	$4,213,054
6.63%(a)(c)(d)	4,900,000	4,911,044
7.75%(a)(b)(c)(d)	1,750,000	1,771,950
BPCE S.A., 5.15%, 07/21/2024(a)	3,500,000	3,481,067
Electricite de France S.A., 9.13%(a)(c)(d)	2,642,000	2,957,249
Iliad Holding S.A.S.U.,
6.50%, 10/15/2026(a)	275,000	269,756
7.00%, 10/15/2028(a)	1,347,000	1,337,313
		19,577,214
Germany–0.42%
Bayer US Finance LLC,
6.13%, 11/21/2026(a)	4,073,000	4,135,636
6.88%, 11/21/2053(a)	1,443,000	1,491,248
ZF North America Capital, Inc.,
6.88%, 04/14/2028(a)	1,066,000	1,098,911
7.13%, 04/14/2030(a)	151,000	159,421
		6,885,216
Hong Kong–0.89%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	9,250,000	9,001,406
5.75%, 07/21/2028(a)	1,775,000	1,662,676
5.38%, 12/04/2029(a)	1,109,000	991,825
Prudential Funding Asia PLC, 4.88%(a)(d)	3,550,000	2,995,650
		14,651,557
India–0.24%
JSW Steel Ltd., 3.95%, 04/05/2027(a)	4,260,000	3,980,303
Indonesia–0.88%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	6,390,000	6,268,924
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(a)	3,000,000	3,147,175
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	1,775,000	1,405,619
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)(b)	3,700,000	3,587,168
		14,408,886
Iraq–0.05%
Iraq International Bond, 5.80%, 01/15/2028(a)	900,000	841,892
Ireland–0.40%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,769,604
	Principal Amount	Value
Ireland–(continued)
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(e)	$565,880	$546,241
Series 119, 0.00%, 04/30/2025(a)(e)	602,028	581,134
Series 120, 0.00%, 04/30/2025(a)(e)	753,587	727,433
Series 122, 0.00%, 04/30/2025(a)(e)	660,260	637,345
Series 124, 0.00%, 04/30/2025(a)(e)	530,306	511,901
Series 126, 0.00%, 04/30/2025(a)	593,255	572,665
Series 127, 0.00%, 04/30/2025(a)(e)	687,163	663,314
0.00%, 04/30/2025(a)(e)	539,318	520,600
		6,530,237
Italy–0.47%
Telecom Italia Capital S.A., 6.38%, 11/15/2033(b)	660,000	640,212
UniCredit S.p.A., 8.00%(a)(c)(d)	7,000,000	6,997,998
		7,638,210
Ivory Coast–0.27%
Ivory Coast Government International Bond,
5.38%, 07/23/2024(a)	2,100,000	2,089,521
8.25%, 01/30/2037(a)	2,295,000	2,291,558
		4,381,079
Macau–0.75%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	3,495,000	3,474,157
5.88%, 05/15/2026(a)(b)	4,250,000	4,164,299
Studio City Finance Ltd., 5.00%, 01/15/2029(a)	1,100,000	940,038
Wynn Macau Ltd.,
4.88%, 10/01/2024(a)(b)	2,840,000	2,815,011
5.63%, 08/26/2028(a)	1,037,000	965,785
		12,359,290
Mexico–1.61%
Banco Mercantil del Norte S.A.,
8.38%(a)(c)(d)	1,850,000	1,828,610
5.88%(a)(c)(d)	1,764,000	1,648,670
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	2,850,000	2,008,944
6.99%, 02/20/2032(a)(b)	1,471,000	960,403
CEMEX Materials LLC, 7.70%, 07/21/2025(a)	3,500,000	3,596,250
CEMEX S.A.B. de C.V., 5.13%(a)(c)(d)	2,487,000	2,370,382
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	2,800,000	2,459,112
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	3,064,000	2,462,488
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos,
6.50%, 03/13/2027	$3,500,000	$3,284,272
8.75%, 06/02/2029(b)	3,500,000	3,383,103
7.69%, 01/23/2050	1,775,000	1,242,025
6.95%, 01/28/2060	1,925,000	1,235,871
		26,480,130
Netherlands–0.74%
ING Groep N.V.,
6.50%(b)(c)(d)	5,000,000	4,893,356
5.75%(c)(d)	7,100,000	6,682,234
Ziggo B.V., 4.88%, 01/15/2030(a)	539,000	482,504
		12,058,094
Nigeria–0.10%
Nigeria Government International Bond, 6.50%, 11/28/2027(a)	1,750,000	1,588,538
Oman–0.21%
Oman Government International Bond, 6.75%, 01/17/2048(a)	3,500,000	3,531,168
Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	1,750,000	1,538,364
Romania–0.12%
Romanian Government International Bond, 7.13%, 01/17/2033(a)	1,750,000	1,893,273
Supranational–0.11%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	1,800,000	1,844,311
Sweden–0.67%
Stena International S.A., 7.25%, 01/15/2031(a)	620,000	620,868
Swedbank AB, Series NC5, 5.63%(a)(c)(d)	10,400,000	10,315,500
		10,936,368
Switzerland–0.62%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(a)(c)	3,850,000	3,809,760
Credit Suisse Group AG, 6.25%(a)(c)(d)(f)	7,385,000	849,275
UBS Group AG,
6.88%(a)(c)(d)	3,500,000	3,468,377
9.25%(a)(b)(c)(d)	1,946,000	2,124,859
		10,252,271
Ukraine–0.08%
Ukraine Government International Bond, 7.75%, 08/01/2041(a)(f)	2,775,000	1,287,181
	Principal Amount	Value
United Kingdom–1.91%
abrdn PLC, 4.25%, 06/30/2028(a)	$1,825,000	$1,640,219
Barclays PLC, 8.00%(b)(c)(d)	3,500,000	3,493,500
BP Capital Markets PLC, 4.88%(c)(d)	1,295,000	1,229,044
British Telecommunications PLC, 4.25%, 11/23/2081(a)(b)(c)	10,650,000	9,996,070
Lloyds Banking Group PLC, 7.50%(c)(d)	2,100,000	2,081,580
M&G PLC, 6.50%, 10/20/2048(a)(c)	925,000	931,308
NatWest Group PLC, 6.00%(b)(c)(d)	3,500,000	3,418,398
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	246,000	219,870
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)(b)	544,000	523,637
Vodafone Group PLC,
3.25%, 06/04/2081(c)	6,876,000	6,415,432
4.13%, 06/04/2081(b)(c)	1,605,000	1,396,172
		31,345,230
United States–16.92%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,820,000	1,805,440
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)(b)	4,445,000	4,458,157
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(a)	622,000	629,063
Allison Transmission, Inc.,
4.75%, 10/01/2027(a)	607,000	584,351
3.75%, 01/30/2031(a)	2,322,000	2,032,523
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	5,325,000	5,271,116
5.75%, 04/20/2029(a)	1,285,000	1,263,206
American Express Co., 6.34%, 10/30/2026(b)(c)	4,900,000	5,002,416
Ares Capital Corp., 5.88%, 03/01/2029	4,461,000	4,422,766
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(a)	640,000	640,115
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(a)	151,000	148,924
Ball Corp., 6.00%, 06/15/2029	607,000	613,078
Bath & Body Works, Inc., 6.88%, 11/01/2035	1,254,000	1,251,934
Becton, Dickinson and Co., 3.79%, 05/20/2050(b)	3,307,000	2,663,405
Berry Global, Inc., 5.65%, 01/15/2034(a)	1,784,000	1,804,911
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Boeing Co. (The), 4.88%, 05/01/2025	$3,500,000	$3,480,855
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,285,000	1,240,100
Carnival Corp.,
6.00%, 05/01/2029(a)(b)	380,000	368,342
10.50%, 06/01/2030(a)	585,000	642,690
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	775,000	848,303
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,564,000	1,357,951
Carrier Global Corp., 5.80%, 11/30/2025(a)	2,068,000	2,098,677
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(a)(b)	733,000	644,809
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(a)	948,000	939,992
5.00%, 02/01/2028(a)	198,000	186,221
4.75%, 03/01/2030(a)	3,650,000	3,246,026
4.50%, 08/15/2030(a)(b)	4,945,000	4,303,882
4.50%, 05/01/2032	303,000	252,972
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	3,889,000	4,068,835
Cinemark USA, Inc., 5.25%, 07/15/2028(a)	69,000	63,704
Citigroup, Inc.,
3.88%(b)(c)(d)	570,000	526,636
7.38%(c)(d)	130,000	132,504
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)(b)	559,000	522,325
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)(b)	650,000	619,429
3.75%, 02/15/2031(a)	363,000	314,979
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(a)	907,000	916,082
6.25%, 10/01/2040	373,000	328,894
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)(b)	641,000	638,480
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	2,098,000	2,069,625
8.00%, 12/15/2027(a)	1,440,000	1,419,394
5.25%, 05/15/2030(a)	532,000	441,035
4.75%, 02/15/2031(a)	354,000	281,301
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	1,729,609
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,454,000	1,300,693
CSC Holdings LLC,
5.50%, 04/15/2027(a)	648,000	582,840
5.38%, 02/01/2028(a)	1,465,000	1,260,310
CVR Energy, Inc., 8.50%, 01/15/2029(a)	637,000	638,322
CVS Health Corp., 5.05%, 03/25/2048	3,500,000	3,211,930
Principal Amount		Value
United States–(continued)
DaVita, Inc., 3.75%, 02/15/2031(a)	$448,000	$369,718
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	1,005,000	958,312
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,904,968
DISH DBS Corp.,
5.25%, 12/01/2026(a)	82,000	64,729
5.75%, 12/01/2028(a)	183,000	123,452
Diversified Healthcare Trust, 0.00%, 01/15/2026(a)(e)	975,000	821,520
EMRLD Borrower L.P./ Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(a)	1,268,000	1,282,354
Encompass Health Corp., 4.50%, 02/01/2028	834,000	797,382
Energy Transfer L.P., 8.00%, 05/15/2054(b)(c)	1,868,000	1,934,267
EnerSys,
4.38%, 12/15/2027(a)	696,000	655,197
6.63%, 01/15/2032(a)	286,000	289,681
Enpro, Inc., 5.75%, 10/15/2026	973,000	965,951
FedEx Corp., 4.05%, 02/15/2048	3,500,000	2,872,838
FirstCash, Inc., 5.63%, 01/01/2030(a)	718,000	684,986
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	10,500,000	10,411,782
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(a)(b)	660,000	640,148
7.88%, 12/01/2030(a)	1,219,000	1,286,864
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	6,290,000	6,078,308
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)(b)	303,000	307,675
General Motors Co., 6.80%, 10/01/2027(b)	7,000,000	7,415,825
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	247,000	247,834
8.88%, 04/15/2030(b)	389,000	407,255
Gray Television, Inc.,
7.00%, 05/15/2027(a)	130,000	127,220
5.38%, 11/15/2031(a)	82,000	64,254
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)(b)	2,075,000	1,914,620
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)	2,390,000	2,312,218
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	933,000	927,822
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(a)	$626,000	$608,341
6.00%, 02/01/2031(a)	168,000	161,917
6.25%, 04/15/2032(a)	165,000	158,528
8.38%, 11/01/2033(a)	333,000	358,132
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(a)	812,000	809,167
8.88%, 07/15/2028(a)	472,000	496,063
HUB International Ltd.,
7.25%, 06/15/2030(a)	315,000	324,262
7.38%, 01/31/2032(a)	265,000	271,551
International Game Technology PLC, 5.25%, 01/15/2029(a)(b)	645,000	629,935
J. M. Smucker Co. (The), 5.90%, 11/15/2028	3,424,000	3,583,119
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,206,952
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)(b)	674,000	616,830
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	2,579,000	2,554,473
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(a)	723,000	653,309
Jefferies Financial Group, Inc., 6.50%, 07/31/2026	3,500,000	3,502,569
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	315,000	317,654
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	1,287,000	1,275,855
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,900,000	6,920,365
Kohl’s Corp., 4.63%, 05/01/2031	427,000	342,065
L3Harris Technologies, Inc., 5.40%, 01/15/2027(b)	2,917,000	2,976,030
Lamar Media Corp.,
4.88%, 01/15/2029(b)	1,861,000	1,802,416
4.00%, 02/15/2030(b)	1,373,000	1,257,462
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(a)	713,000	643,407
8.25%, 08/01/2031(a)	1,401,000	1,438,974
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	838,000	243,020
Lithia Motors, Inc., 3.88%, 06/01/2029(a)(b)	1,449,000	1,301,811
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(a)(b)	681,000	646,354
4.50%, 12/15/2034	402,000	337,511
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	1,867,000	1,881,222
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	4,604,000	4,412,440
Principal Amount		Value
United States–(continued)
Mattel, Inc., 6.20%, 10/01/2040	$1,775,000	$1,755,222
Medline Borrower L.P., 3.88%, 04/01/2029(a)	716,000	648,895
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(a)	646,000	665,259
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	201,000	123,346
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)	637,000	632,541
Navient Corp.,
5.00%, 03/15/2027(b)	460,000	439,195
9.38%, 07/25/2030	205,000	213,970
NCL Corp. Ltd.,
5.88%, 02/15/2027(a)	1,342,000	1,323,066
8.13%, 01/15/2029(a)	240,000	252,092
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	696,000	653,106
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)(b)	480,000	465,376
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(a)	307,000	308,771
8.38%, 02/15/2032(a)	325,000	327,606
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	648,000	632,613
Novelis Corp., 3.25%, 11/15/2026(a)	1,002,000	939,214
Oceaneering International, Inc., 6.00%, 02/01/2028	672,000	657,011
Office Properties Income Trust, 4.25%, 05/15/2024	699,000	687,844
OI European Group B.V., 4.75%, 02/15/2030(a)	672,000	622,618
OneMain Finance Corp.,
6.88%, 03/15/2025	871,000	874,959
7.13%, 03/15/2026	735,000	745,553
3.88%, 09/15/2028	456,000	400,555
ONEOK, Inc.,
5.55%, 11/01/2026	2,892,000	2,941,899
6.63%, 09/01/2053	3,629,000	4,001,896
Paramount Global, 2.90%, 01/15/2027	3,780,000	3,513,646
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(a)	636,000	659,195
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 11/01/2024(a)	584,000	570,986
6.05%, 08/01/2028(a)	7,000,000	7,271,190
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	654,000	632,707
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	96,663
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	$2,220,000	$2,052,168
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	5,195,000	5,401,585
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(a)	85,000	63,813
Prestige Brands, Inc., 3.75%, 04/01/2031(a)(b)	719,000	624,140
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(a)(b)	713,000	631,615
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)(b)	662,000	633,446
6.88%, 04/15/2040(a)	200,000	198,346
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)(b)	1,043,000	959,969
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029(a)	1,453,000	1,542,406
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	442,964
SBA Communications Corp., 3.88%, 02/15/2027	1,314,000	1,254,845
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	702,000	660,371
Scripps Escrow, Inc., 5.88%, 07/15/2027(a)	71,000	64,079
Seagate HDD Cayman,
4.13%, 01/15/2031	1,069,000	944,689
9.63%, 12/01/2032	1,512,800	1,739,206
Sealed Air Corp.,
7.25%, 02/15/2031(a)(b)	609,000	637,435
6.88%, 07/15/2033(a)	302,000	315,421
Sempra, 4.13%, 04/01/2052(c)	10,650,000	9,429,510
Sensata Technologies B.V.,
5.00%, 10/01/2025(a)	449,000	447,336
5.88%, 09/01/2030(a)	500,000	494,542
Service Properties Trust,
5.50%, 12/15/2027(b)	1,020,000	960,214
8.63%, 11/15/2031(a)	1,491,000	1,582,071
Sinclair Television Group, Inc., 4.13%, 12/01/2030(a)	85,000	65,745
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(a)	603,000	618,829
SM Energy Co., 6.63%, 01/15/2027	934,000	930,398
Principal Amount		Value
United States–(continued)
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	$8,100,000	$7,801,691
Series 21-A, 3.75%, 09/15/2051(b)(c)	5,274,000	4,929,099
Southwestern Energy Co., 4.75%, 02/01/2032	703,000	651,696
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	643,000	631,811
State Street Corp., Series I, 6.70%(c)(d)	2,956,000	2,955,996
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(a)(g)	635,000	635,521
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	605,000	642,555
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(a)	945,000	943,411
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,242,000	1,231,998
TransDigm, Inc.,
6.25%, 03/15/2026(a)	1,238,000	1,230,583
6.75%, 08/15/2028(a)	295,000	300,196
7.13%, 12/01/2031(a)(b)	310,000	323,493
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	640,000	661,946
Transocean, Inc., 8.75%, 02/15/2030(a)	629,850	653,170
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,074,485
United Airlines, Inc., 4.38%, 04/15/2026(a)	3,600,000	3,476,001
Valaris Ltd., 8.38%, 04/30/2030(a)	907,000	930,587
Venture Global LNG, Inc.,
8.13%, 06/01/2028(a)	861,000	870,767
9.50%, 02/01/2029(a)	646,000	686,481
Viatris, Inc., 3.85%, 06/22/2040	2,220,000	1,681,854
Victoria’s Secret & Co., 4.63%, 07/15/2029(a)(b)	842,000	712,929
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	653,000	636,371
Vistra Corp., Series C, 8.88%(a)(c)(d)	328,000	338,660
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	1,496,000	1,555,144
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	345,000	329,685
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/2024(b)	4,971,000	4,894,815
4.50%, 11/18/2034	693,000	631,389
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Yum! Brands, Inc., 5.38%, 04/01/2032(b)		$1,446,000	$1,407,520
			277,440,057
Zambia–0.19%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)(b)		3,500,000	3,172,733
Total U.S. Dollar Denominated Bonds & Notes (Cost $576,356,875)			547,918,195

Non-U.S. Dollar Denominated Bonds & Notes–32.64%(h)
Australia–1.58%
Australia Government Bond,
Series 155, 2.50%, 05/21/2030(a)	AUD	23,804,000	14,527,097
Series 169, 4.75%, 06/21/2054(a)	AUD	16,400,000	11,422,433
			25,949,530
Austria–0.59%
Erste Group Bank AG, 5.13%(a)(c)(d)	EUR	2,200,000	2,280,786
Republic of Austria Government Bond, 2.10%, 09/20/2117(a)	EUR	8,918,000	7,365,688
			9,646,474
Belgium–0.37%
KBC Group N.V., 4.75%(a)(c)(d)	EUR	5,600,000	6,053,168
Brazil–6.82%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	5,127,260
Series F, 10.00%, 01/01/2027	BRL	495,000,000	100,947,949
Series F, 10.00%, 01/01/2035	BRL	29,400,000	5,780,467
			111,855,676
Canada–0.59%
Province of Ontario, 3.75%, 12/02/2053	CAD	14,000,000	9,671,762
China–0.52%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	8,585,789
	Principal Amount		Value
Colombia–3.84%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	31,500,000,000	$7,848,778
Series B, 6.00%, 04/28/2028	COP	35,050,000,000	8,130,180
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	19,044,060
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	15,554,473
Series B, 9.25%, 05/28/2042	COP	11,375,000,000	2,726,919
Series B, 7.25%, 10/26/2050	COP	50,000,000,000	9,638,418
			62,942,828
Czech Republic–0.13%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	4,100,000	2,038,201
France–1.30%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	5,000,000	4,922,406
Electricite de France S.A., 5.38%(a)(c)(d)	EUR	5,400,000	5,836,866
French Republic Government Bond OAT, 0.50%, 05/25/2072(a)	EUR	18,515,000	7,960,613
Societe Generale S.A., 7.88%(a)(c)(d)	EUR	2,300,000	2,560,179
			21,280,064
Germany–0.17%
Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(a)	EUR	990,000	1,111,811
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	1,480,000	1,583,471
			2,695,282
Greece–1.02%
Hellenic Republic Government Bond,
4.38%, 07/18/2038(a)	EUR	14,000,000	16,419,543
0.00%, 10/15/2042	EUR	76,770,000	236,451
			16,655,994
India–1.12%
India Government Bond,
6.54%, 01/17/2032	INR	700,000,000	8,128,366
7.26%, 08/22/2032	INR	850,000,000	10,293,012
			18,421,378
Indonesia–0.96%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	140,000,000,000	8,870,481
Series FR96, 7.00%, 02/15/2033	IDR	105,000,000,000	6,845,561
			15,716,042
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Italy–1.36%
Republic of Italy Government International Bond, 4.15%, 10/01/2039(a)	EUR	17,250,000	$18,704,530
UniCredit S.p.A., 1.20%, 01/20/2026(a)(c)	EUR	3,400,000	3,579,747
			22,284,277
Ivory Coast–0.16%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	2,900,000	2,635,876
Japan–0.73%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	673,600,000	3,494,628
Series 77, 1.60%, 12/20/2052	JPY	1,291,850,000	8,448,651
			11,943,279
Luxembourg–0.22%
Blackstone Property Partners Europe Holdings S.a.r.l., 2.00%, 02/15/2024(a)	EUR	3,400,000	3,671,338
Malaysia–0.95%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	17,500,000	3,731,943
Series 319, 3.48%, 06/14/2024	MYR	56,000,000	11,852,532
			15,584,475
Netherlands–0.33%
ABN AMRO Bank N.V., 4.38%(a)(c)(d)	EUR	1,700,000	1,768,480
NN Group N.V., 4.63%, 04/08/2044(a)(c)	EUR	3,400,000	3,670,945
			5,439,425
Peru–2.10%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(a)	PEN	6,950,000	1,879,700
Peru Government Bond, 6.15%, 08/12/2032	PEN	126,000,000	32,615,032
			34,494,732
South Africa–2.82%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	19,946,482
Series 2040, 9.00%, 01/31/2040	ZAR	630,000,000	26,209,481
			46,155,963
Spain–0.83%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(a)(c)(d)	EUR	3,600,000	3,862,174
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	1,950,000	2,064,217
	Principal Amount		Value
Spain–(continued)
Telefonica Europe B.V.,
2.88%(a)(c)(d)	EUR	3,700,000	$3,762,654
4.38%(a)(c)(d)	EUR	3,700,000	3,986,795
			13,675,840
Supranational–0.98%
African Development Bank, 0.00%, 01/17/2050(e)	ZAR	222,000,000	1,053,664
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	10,639,422
International Finance Corp.,
0.00%, 02/15/2029(a)(e)	TRY	10,300,000	124,571
0.00%, 03/23/2038(e)	MXN	260,000,000	4,306,772
			16,124,429
Sweden–0.07%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	1,850,000	1,162,594
Switzerland–0.22%
UBS Group AG, 2.13%, 10/13/2026(a)(c)	EUR	3,475,000	3,659,317
United Kingdom–2.43%
Barclays PLC, 7.13%(c)(d)	GBP	9,575,000	11,831,343
BP Capital Markets PLC, 3.25%(a)(c)(d)	EUR	6,950,000	7,285,728
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	2,275,000	2,898,648
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	6,800,000	7,986,201
NatWest Group PLC, 5.13%(c)(d)	GBP	2,100,000	2,406,774
NGG Finance PLC, 5.63%, 06/18/2073(a)(c)	GBP	3,750,000	4,697,771
United Kingdom Gilt, 0.50%, 10/22/2061(a)	GBP	6,912,000	2,671,023
			39,777,488
United States–0.26%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(a)	EUR	264,000	286,018
Morgan Stanley, 2.10%, 05/08/2026(c)	EUR	3,400,000	3,599,143
OI European Group B.V., 6.25%, 05/15/2028(a)	EUR	300,000	338,197
			4,223,358
Uruguay–0.17%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	104,175,200	2,752,639
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $525,084,034)			535,097,218

Asset-Backed Securities–8.73%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)		$10,394	9,658
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(j)	$9,057,657	$146,307
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(j)	4,665,238	107,406
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	11,939,807	347,336
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(k)	401,205	382,101
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	79,295	74,647
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	4,467,056
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	67,166
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	293,858	263,815
Series 2005-J4, Class A7, 5.50%, 11/25/2035	453,886	368,571
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 5.68% (1 mo. Term SOFR + 0.34%), 12/15/2035(i)	379	380
Series 2006-H, Class 2A1A, 4.53% (1 mo. Term SOFR + 0.26%), 11/15/2036(i)	18,918	15,816
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	775,065	772,859
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	1,487,341	1,474,505
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(a)(k)	840,000	809,220
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(k)	4,190,000	4,059,235
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.65%, 07/25/2035(k)	35,996	32,550
Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	$127,797	$118,277
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(k)	36,497	35,551
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	1,655,000	1,470,101
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(k)	13,773	12
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.65% (1 mo. Term SOFR + 0.31%), 08/25/2036(i)	2,890,299	1,059,822
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	3,975,586	108,970
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(k)	5,576,516	4,447,281
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(g)	779,663	777,415
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(g)	1,499,351	1,497,292
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	21,472	16,192
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(j)	7,489,335	187,480
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(l)	39,795	169
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(j)	746,867	1
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(k)	1,056,315	1,059,132
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 5.88%, 10/25/2033(k)	26,351	24,758
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)		$6,255,771	$169,256
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		458,640	424,013
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,379,056
Alba PLC,
Series 2007-1, Class F, 8.59% (SONIA + 3.37%), 03/17/2039(a)(h)(i)	GBP	1,783,484	2,147,010
Series 2007-1, Class E, 6.54% (SONIA + 1.32%), 03/17/2039(a)(h)(i)	GBP	4,652,568	5,434,899
Series 2006-2, Class F, 8.59% (SONIA + 3.37%), 12/15/2038(a)(h)(i)	GBP	1,138,248	1,327,693
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 6.24% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(h)(i)	GBP	2,006,000	2,166,128
Series 2007-2, Class B1, 6.74% (SONIA + 1.52%), 09/15/2044(a)(h)(i)	GBP	2,243,000	2,357,308
Eurosail PLC,
Series 2006-2X, Class E1C, 8.59% (SONIA + 3.37%), 12/15/2044(a)(h)(i)	GBP	5,550,000	6,174,886
Series 2006-4X, Class E1C, 8.34% (SONIA + 3.12%), 12/10/2044(a)(h)(i)	GBP	4,135,722	5,120,072
Series 2007-2X, Class D1A, 4.76% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(h)(i)	EUR	8,400,000	7,739,911
Series 2006-2X, Class D1A, 4.73% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(h)(i)	EUR	6,300,000	5,814,942
Series 2006-1X, Class D1A, 4.81% (3 mo. EURIBOR + 0.84%), 06/10/2044(a)(i)	EUR	2,100,000	1,992,309
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.23% (SONIA + 1.01%), 03/13/2045(a)(h)(i)	GBP	1,750,000	1,877,981
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.68% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(h)(i)	EUR	4,570,000	4,771,597
Ludgate Funding PLC, Series 2007-1, Class MA, 5.56% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(h)(i)	GBP	2,483,490	2,875,310
	Principal Amount		Value

Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 9.25% (SONIA + 4.05%), 03/15/2029(a)(h)(i)	GBP	8,043,000	$10,179,023
Series 2021-3X, Class E, 9.55% (SONIA + 4.35%), 11/15/2029(a)(h)(i)	GBP	3,700,000	4,685,424
Series 2021-3X, Class D, 7.55% (SONIA + 2.35%), 11/15/2029(a)(h)(i)	GBP	5,075,000	6,361,046
Stratton Mortgage Funding PLC, Series 2021-1, Class E, 7.97% (SONIA + 2.75%), 09/25/2051(a)(h)(i)	GBP	2,220,000	2,804,089
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.27% (SONIA + 2.05%), 10/20/2051(a)(h)(i)	GBP	2,130,000	2,694,339
Series 2019-GR4X, Class DR, 6.42% (SONIA + 1.20%), 10/20/2051(a)(i)	GBP	8,750,000	11,075,027
Series 2019-GR4X, Class GR, 7.72% (SONIA + 2.50%), 10/20/2051(a)(h)(i)	GBP	1,775,000	2,244,088
Prosil Acquisition S.A., Series 2019-1, Class A, 5.91% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(h)(i)	EUR	3,871,889	3,761,941
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.68% (1 mo. EURIBOR + 2.80%), 11/14/2035(a)(h)(i)	EUR	7,047,113	7,399,672
Alhambra SME Funding DAC, Series 2019-1, Class D, 13.10% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(h)(i)	EUR	424,276	345,377
Lusitano Mortgages No. 5 PLC, Class D, 4.90% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(h)(i)	EUR	1,750,511	1,606,091
Futura S.r.l., Series 2019-1, Class A, 6.87% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(h)(i)	EUR	644,710	697,695
Taurus, Series 2018-IT1, Class A, 6.78% (3 mo. EURIBOR + 2.78%), 05/18/2032(h)(i)	EUR	3,820,395	4,124,623
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(m)		$7,698,968	7,314,020
0.00%, 12/31/2043(h)(m)	ARS	83,227,881	95,681
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(h)(k)(m)	ARS	311,500,000	$1,700,834
Total Asset-Backed Securities (Cost $152,178,723)			143,062,422
U.S. Treasury Securities–7.39%
U.S. Treasury Bills–4.22%
5.46%, 04/18/2024(n)		$34,602,001	34,610,919
5.38%, 05/16/2024(n)		34,466,921	34,471,378
			69,082,297
U.S. Treasury Notes–3.17%
2.13%, 02/29/2024		52,002,703	52,001,335
Total U.S. Treasury Securities (Cost $121,071,625)			121,083,632

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.28%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(j)		1,812,284	14,424
0.38%, 12/25/2041(j)		11,071,629	141,266
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(l)		712,339	92,954
7.50%, 11/25/2029(l)		32,556	4,466
6.00%, 12/25/2032 - 08/25/2035(l)		921,364	128,829
5.50%, 11/25/2033 - 06/25/2035(l)		772,218	116,562
Fannie Mae REMICs,
IO, 2.14% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(i)(l)		33,931	1,080
2.44%, 11/18/2031 - 12/18/2031(i)(l)		100,026	9,124
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(l)		1,941	188
2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(l)		23,330	2,038
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(i)(l)		45,503	4,404
2.64%, 03/25/2032 - 04/25/2032(i)(l)		65,792	6,832
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(l)		29,246	2,077
2.34% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(l)		20,991	2,202
2.54%, 07/25/2032 - 09/25/2032(i)(l)		93,303	10,487
2.64%, 12/18/2032(i)(l)		75,226	6,082
2.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(i)(l)		274,839	27,071
2.79%, 02/25/2033 - 05/25/2033(i)(l)		155,472	21,432
Principal Amount		Value

7.00%, 03/25/2033 - 04/25/2033(l)	$369,994	$47,412
2.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(l)	123,453	13,138
0.59%, 03/25/2035 - 07/25/2038(i)(l)	109,929	6,313
1.29%, 03/25/2035 - 05/25/2035(i)(l)	150,773	5,624
1.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(l)	230,658	13,896
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(l)	445,466	34,457
1.77% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(i)(l)	482,534	21,570
1.08% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(l)	706,266	54,003
4.00%, 04/25/2041(l)	695,194	69,208
1.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(l)	119,086	9,918
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(l)	335,256	38,470
7.00%, 07/25/2026	3,387	3,377
6.50%, 10/25/2028 - 04/25/2029	50,857	51,525
6.00%, 05/25/2031 - 01/25/2032	96,487	97,494
6.46%, 04/25/2032 - 12/25/2032(i)	78,948	79,858
5.96% (30 Day Average SOFR + 0.61%), 10/18/2032(i)	30,464	30,327
5.96% (30 Day Average SOFR + 0.61%), 12/25/2032(i)	51,754	49,752
5.86% (30 Day Average SOFR + 0.51%), 11/25/2033(i)	28,041	27,953
4.55% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	122,349	146,871
4.18% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	118,586	132,023
6.40% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	56,380	56,783
4.00%, 03/25/2041	69,354	65,299
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	17,564	18,298
5.00%, 09/01/2052 - 03/01/2053(o)	32,518,752	32,133,373
4.50%, 10/01/2052	16,068,197	15,631,562
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Federal National Mortgage Association,
7.50%, 03/01/2033	$11,007	$11,319
7.00%, 12/01/2033	10,448	10,778
5.50%, 02/01/2035 - 03/01/2053(o)	32,882,814	33,051,852
4.50%, 07/01/2052	18,265,369	17,748,226
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	3,944,170	37,024
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	6,595,377	112,805
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	44,072,404	1,773,786
Freddie Mac REMICs,
6.75%, 02/15/2024	8	8
6.50%, 02/15/2028 - 06/15/2032	49,127	50,380
5.91% (30 Day Average SOFR + 0.56%), 02/15/2029(i)	4,290	4,273
6.11% (30 Day Average SOFR + 0.76%), 07/15/2029(i)	6,738	6,738
6.46%, 02/15/2032 - 03/15/2032(i)	161,205	162,208
3.50%, 05/15/2032	50,101	48,876
5.96% (30 Day Average SOFR + 0.61%), 01/15/2033(i)	4,720	4,717
4.73% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	87,861	106,218
4.00%, 06/15/2038	53,315	50,258
3.00%, 05/15/2040	327	324
IO, 0.54%, 03/15/2024 - 04/15/2038(i)(l)	47,526	3,907
7.00%, 03/15/2028 - 04/15/2028(l)	22,875	2,098
3.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(i)(l)	355	2
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(i)(l)	35,343	2,101
3.49% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(i)(l)	13,367	615
1.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(i)(l)	182,944	11,339
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(l)	340,011	17,676
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(l)	19,273	1,040
1.26%, 05/15/2035(i)(l)	521,271	35,485
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(i)(l)	293,259	12,597
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(l)	99,015	9,756
	Principal Amount	Value

0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(l)	$194,347	$16,087
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(l)	91,915	6,552
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(l)	120,562	13,509
6.50%, 02/01/2028 - 06/01/2031(l)	29,229	3,624
7.50%, 12/15/2029(l)	37,376	4,875
6.00%, 12/15/2032(l)	67,939	7,835
Government National Mortgage Association,
ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(i)	479	473
7.00%, 01/15/2028 - 01/20/2030	71,281	72,125
8.00%, 01/15/2028 - 09/15/2028	47,241	47,900
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(l)	341,804	24,707
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(l)	561,226	34,186
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $106,405,495)		102,938,301
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–3.12%
United States–3.12%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.86% (30 Day Average SOFR + 2.51%), 04/25/2031(a)(i)	$38,540	$38,543
Series 2022-R04, Class 1M2, 8.44% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(i)	1,795,000	1,871,913
Series 2022-R08, Class 1M2, 8.94% (30 Day Average SOFR + 3.60%), 07/25/2042(a)(i)	3,150,000	3,335,003
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(a)(i)	1,151,004	1,180,780
Series 2023-R03, Class 2M1, 7.84% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(i)	2,333,002	2,384,897
Series 2023-R04, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 05/25/2043(a)(i)	2,484,362	2,549,764
Series 2023-R06, Class 1M1, 7.04% (30 Day Average SOFR + 1.70%), 07/25/2043(a)(i)	1,307,425	1,321,628
Series 2023-R06, Class 1M2, 8.04% (30 Day Average SOFR + 2.70%), 07/25/2043(a)(i)	1,145,000	1,191,961
Series 2023-R06, Class 1B1, 9.24% (30 Day Average SOFR + 3.90%), 07/25/2043(a)(i)	1,310,000	1,373,053
Series 2023-R08, Class 1M2, 7.84% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(i)	655,000	678,241
Series 2023-R08, Class 1M1, 6.84% (30 Day Average SOFR + 1.50%), 10/25/2043(a)(i)	1,062,565	1,067,934
	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.74% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(i)	$3,500,000	$3,579,348
Series 2022-DNA3, Class M1B, STACR®, 8.24% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(i)	7,000,000	7,273,503
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(i)	4,020,098	4,074,181
Series 2022-HQA2, Class M1, STACR®, 9.34% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(i)	3,500,000	3,734,642
Series 2022-HQA3, Class M1, STACR®, 8.89% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(i)	3,500,000	3,691,457
Series 2022-HQA3, Class M2, STACR®, 10.69% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(i)	3,745,000	4,055,340
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(a)(i)	2,411,772	2,456,530
Series 2023-HQA2, Class M1, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 06/25/2043(a)(i)	2,386,357	2,408,487
Series 2023-HQA2, Class M1, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 06/25/2043(a)(i)	2,100,000	2,214,852
Series 2023-HQA2, Class M2, STACR®, 9.19% (30 Day Average SOFR + 3.85%), 06/25/2043(a)(i)	700,000	748,626
Total Agency Credit Risk Transfer Notes (Cost $49,435,292)		51,230,683
	Shares
Common Stocks & Other Equity Interests–1.38%
Argentina–1.36%
Banco BBVA Argentina S.A.	200,000	621,116
Banco Macro S.A., Class B	530,000	2,740,064
Grupo Financiero Galicia S.A., Class B	1,335,000	4,421,447
Pampa Energia S.A.(p)	900,000	2,665,828
YPF S.A., ADR(p)	52,500	907,200
YPF S.A., Class D(p)	416,000	10,967,519
		22,323,174
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Shares		Value
United States–0.02%
ACNR Holdings, Inc.	2,129	$177,594
Claire’s Holdings LLC, Class S	614	163,733
McDermott International Ltd.(p)	38,319	8,047
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(p)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(p)	85,239	2,557
McDermott International Ltd., Wts., expiring 12/31/2049(m)	55,393	11,633
Sabine Oil & Gas Holdings, Inc.(m)(p)	2,510	377
Windstream Services LLC, Wts.	399	4,090
		370,332
Total Common Stocks & Other Equity Interests (Cost $24,579,387)		22,693,506
Principal Amount
Variable Rate Senior Loan Interests–0.64%(q)(r)
Canada–0.04%
New Red Finance, Inc., Term Loan B-5, 7.58% (1 mo. SOFR + 2.25%), 09/23/2030	$640,000	637,600
United States–0.60%
Bally’s Corp., Term Loan B, -% , 10/02/2028(s)	660,000	618,463
Carnival Corp., Incremental Term Loan, 8.70% (1 mo. SOFR + 3.25%), 10/18/2028	636,139	637,033
Claire’s Stores, Inc., Term Loan, 11.93% (1 mo. SOFR + 6.50%), 12/18/2026	183,363	173,851
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.07% (3 mo. SOFR + 3.50%), 08/21/2026	932,338	923,099
Cushman & Wakefield US Borrower LLC, Term loan B, -% , 01/31/2030(s)	645,000	642,581
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (Prime rate + 6.00%), 03/27/2028	1,352,875	934,045
Greystar Real Estate Partners LLC, Term Loan, 9.12% (1 mo. SOFR + 3.75%), 08/21/2030(m)	357,105	357,775
IRB Holding Corp., Term Loan B, 8.18% (1 mo. SOFR + 2.75%), 12/15/2027	1,316,127	1,314,936
Jane Street Group LLC, Term Loan, -% , 01/26/2028(s)	620,000	618,323
Mativ Holdings, Inc., Term Loan B, 9.20% (1 mo. SOFR + 3.75%), 04/20/2028	565,977	565,977
Medline Borrower L.P., Term Loan, 8.45% (1 mo. SOFR + 3.00%), 10/23/2028	622,831	622,472
Principal Amount		Value
United States–(continued)
New Fortress Energy, Inc., Term Loan B, 10.39% (3 mo. SOFR + 5.00%), 10/30/2028	$859,000	$860,718
Scientific Games Holdings L.P., First Lien Term Loan, 8.58% (3 mo. SOFR + 3.25%), 04/04/2029	641,106	636,833
Star Parent, Inc., Term Loan, 9.35% (3 mo. SOFR + 4.00%), 09/27/2030	638,000	624,044
Victoria’s Secret & Co., First Lien Term Loan, -% , 08/02/2028(s)	290,000	289,878
		9,820,028
Total Variable Rate Senior Loan Interests (Cost $10,722,361)		10,457,628
Shares
Preferred Stocks–0.04%
United States–0.04%
Bank of America Corp., 6.50%, Series Z, Pfd.(b)(c)	615,000	617,678
Claire’s Holdings LLC, Series A, Pfd.	195	41,600
Total Preferred Stocks (Cost $710,076)		659,278
Money Market Funds–3.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(t)(u)	18,626,670	18,626,670
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(t)(u)	13,300,920	13,308,901
Invesco Treasury Portfolio, Institutional Class, 5.22%(t)(u)	21,287,622	21,287,622
Total Money Market Funds (Cost $53,224,260)		53,223,193

Options Purchased–0.93%
(Cost $27,464,035)(v)		15,289,352
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.82% (Cost $1,647,232,163)		1,603,653,408
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.96%
Invesco Private Government Fund, 5.29%(t)(u)(w)	15,209,388	15,209,388
Invesco Private Prime Fund, 5.52%(t)(u)(w)	49,754,374	49,789,202
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,995,416)		64,998,590
TOTAL INVESTMENTS IN SECURITIES—101.78% (Cost $1,712,227,579)		1,668,651,998
OTHER ASSETS LESS LIABILITIES–(1.78)%		(29,157,157)
NET ASSETS–100.00%		$1,639,494,841
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $660,422,147, which represented 40.28% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $2,136,456, which represented less than 1% of the Fund’s Net Assets.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(p)	Non-income producing security.
(q)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(r)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(s)	This variable rate interest will settle after January 31, 2024, at which time the interest rate will be determined.
(t)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,246,221	$63,168,698	$(61,788,249)	$-	$-	$18,626,670	$244,959
Invesco Liquid Assets Portfolio, Institutional Class	12,317,028	45,120,499	(44,134,464)	(1,739)	7,577	13,308,901	181,324
Invesco Treasury Portfolio, Institutional Class	19,709,966	72,192,798	(70,615,142)	-	-	21,287,622	279,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,315,184	29,879,813	(32,985,609)	-	-	15,209,388	204,705*
Invesco Private Prime Fund	41,281,255	71,644,262	(63,158,829)	2,350	20,164	49,789,202	569,341*
Total	$108,869,654	$282,006,070	$(272,682,293)	$611	$27,741	$118,221,783	$1,479,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	01/02/2025	USD	0.70	AUD	86,875,000	$ 891,563
AUD versus USD	Call	Morgan Stanley and Co. International PLC	02/22/2024	USD	0.68	AUD	34,750,000	26,103
EUR versus USD	Call	Goldman Sachs International	02/08/2024	USD	1.15	EUR	52,500,000	57
EUR versus USD	Call	Goldman Sachs International	02/20/2024	USD	1.10	EUR	52,125,000	69,288
EUR versus USD	Call	Goldman Sachs International	03/01/2024	USD	1.15	EUR	5,250,000	14,848
EUR versus USD	Call	Goldman Sachs International	05/20/2024	USD	1.15	EUR	52,125,000	63,542
EUR versus USD	Call	Morgan Stanley and Co. International PLC	04/05/2024	USD	1.15	EUR	1,737,500	45,722
Subtotal — Foreign Currency Call Options Purchased								1,111,123
Currency Risk
EUR versus INR	Put	Morgan Stanley and Co. International PLC	05/28/2024	INR	89.50	EUR	3,450,000	404,712
EUR versus MXN	Put	Deutsche Bank AG	04/26/2024	MXN	18.40	EUR	2,085,000	245,583
EUR versus MXN	Put	Goldman Sachs International	04/02/2024	MXN	18.65	EUR	1,737,500	255,952
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	03/07/2024	MXN	18.00	EUR	1,737,500	101,513
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	04/03/2024	MXN	18.00	EUR	3,475,000	243,322
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/08/2024	MXN	18.30	EUR	1,737,500	203,845
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	11.10	EUR	41,400,000	324,417
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.30	EUR	41,700,000	338,124
EUR versus PLN	Put	Merrill Lynch International	02/16/2024	PLN	4.30	EUR	41,700,000	43,263
EUR versus ZAR	Put	Goldman Sachs International	04/26/2024	ZAR	20.30	EUR	3,450,000	209,955
EUR versus ZAR	Put	Goldman Sachs International	04/29/2024	ZAR	20.10	EUR	2,085,000	152,138
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	20.35	EUR	41,700,000	1,174,579
TWD versus INR	Put	Deutsche Bank AG	01/09/2025	INR	2.70	TWD	69,500,000	510,400
USD versus BRL	Put	Goldman Sachs International	02/05/2024	BRL	4.85	USD	69,500,000	29,468
USD versus BRL	Put	Goldman Sachs International	03/18/2024	BRL	4.75	USD	34,750,000	74,330
USD versus BRL	Put	Goldman Sachs International	07/08/2024	BRL	4.80	USD	69,500,000	879,800
USD versus BRL	Put	Merrill Lynch International	04/25/2024	BRL	4.80	USD	45,500,000	322,868
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	2,100,000	268,619
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL	4.60	USD	2,100,000	265,438
USD versus CAD	Put	Deutsche Bank AG	05/07/2024	CAD	1.30	USD	1,737,500	236,208
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	920.00	USD	32,450,000	641,180
USD versus CLP	Put	Morgan Stanley and Co. International PLC	05/06/2024	CLP	870.00	USD	41,700,000	42,075
USD versus COP	Put	Goldman Sachs International	04/03/2024	COP	3,875.00	USD	34,750,000	602,669
USD versus COP	Put	Merrill Lynch International	03/20/2024	COP	4,000.00	USD	1,050,000	214,958
USD versus COP	Put	Merrill Lynch International	04/05/2024	COP	3,900.00	USD	41,700,000	55,878
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/01/2024	COP	3,850.00	USD	34,750,000	333,913
USD versus IDR	Put	Goldman Sachs International	05/07/2024	IDR	14,600.00	USD	4,170,000	73,830
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	15,375.00	USD	33,360,000	131,939
USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY	129.40	USD	1,750,000	143,055
USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	52,500,000	53
USD versus JPY	Put	Goldman Sachs International	03/07/2024	JPY	135.00	USD	34,750,000	15,846
USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	52,500,000	9,135
USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	5,250,000	25,200
USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	5,250,000	30,303
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	3,475,000	$159,916
USD versus JPY	Put	Goldman Sachs International	11/06/2024	JPY	132.00	USD	4,170,000	865,863
USD versus JPY	Put	Merrill Lynch International	02/08/2024	JPY	135.00	USD	52,125,000	469
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	3,500,000	18,000
USD versus JPY	Put	Morgan Stanley and Co. International PLC	04/18/2024	JPY	132.00	USD	1,750,000	72,989
USD versus MXN	Put	Goldman Sachs International	02/14/2024	MXN	17.10	USD	52,125,000	246,291
USD versus MXN	Put	Goldman Sachs International	02/16/2024	MXN	17.00	USD	52,125,000	152,518
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.00	USD	5,950,000	474,447
USD versus MXN	Put	Merrill Lynch International	02/14/2024	MXN	16.90	USD	52,125,000	60,204
USD versus MXN	Put	Merrill Lynch International	04/05/2024	MXN	16.90	USD	3,475,000	541,363
USD versus MXN	Put	Morgan Stanley and Co. International PLC	03/20/2024	MXN	16.75	USD	34,750,000	43,159
USD versus THB	Put	Standard Chartered Bank PLC	02/23/2024	THB	30.65	USD	1,750,000	67
USD versus ZAR	Put	Goldman Sachs International	03/14/2024	ZAR	18.00	USD	6,950,000	31,254
USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	7,000,000	53,263
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	26,250,000	687,960
Subtotal — Foreign Currency Put Options Purchased								12,012,331
Total Foreign Currency Options Purchased								$13,123,454

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWDC	Quarterly	11/08/2028	KRW	20,850,000,000	$367,876
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.02	Pay	SOFR	Annually	04/22/2024	USD	208,500,000	37,213
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,700,000	1,674,306
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	10,920,000,000	27,416
Subtotal — Interest Rate Put Swaptions Purchased										1,738,935
Total Interest Rate Swaptions Purchased										$2,106,811

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Interest Rate Risk
J.P. Morgan Chase Bank, N.A.	Put	500.00%	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	03/20/2024	3.274%	EUR	70,000,000	$59,087

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Interest Rate Risk
J.P. Morgan Chase Bank, N.A.	Call	375.00%	Markit iTraxx Europe Crossover Index, Series 40, Version 1	5.00%	Quarterly	03/20/2024	3.274%	EUR	62,550,000	$(1,259,361)
Interest Rate Risk
Goldman Sachs International	Put	103.00	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	03/20/2024	3.587	USD	104,250,000	(282,360)
J.P. Morgan Chase Bank, N.A.	Put	425.00	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	04/17/2024	3.274	EUR	46,650,000	(160,311)
J.P. Morgan Chase Bank, N.A.	Put	425.00	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	03/20/2024	3.274	EUR	46,650,000	(79,696)
J.P. Morgan Chase Bank, N.A.	Put	103.50	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	04/17/2024	3.587	USD	69,500,000	(425,500)
J.P. Morgan Chase Bank, N.A.	Put	103.00	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	04/17/2024	3.587	USD	104,250,000	(529,271)
Subtotal — Credit Default Put Swaptions Written										(1,477,138)
Total Credit Default Swaptions Written										$(2,736,499)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	01/02/2025	USD	0.74	AUD	86,875,000	$(350,971)
AUD versus USD	Call	Morgan Stanley and Co. International PLC	02/22/2024	USD	0.70	AUD	52,125,000	(2,462)
EUR versus HUF	Call	Goldman Sachs International	05/08/2024	HUF	400.00	EUR	48,650,000	(400,209)
EUR versus HUF	Call	Merrill Lynch International	03/07/2024	HUF	400.00	EUR	34,750,000	(79,690)
EUR versus PLN	Call	Goldman Sachs International	04/08/2024	PLN	4.47	EUR	41,700,000	(138,576)
EUR versus PLN	Call	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.55	EUR	41,700,000	(164,082)
EUR versus ZAR	Call	Goldman Sachs International	07/10/2024	ZAR	22.00	EUR	41,700,000	(588,281)
TWD versus INR	Call	Deutsche Bank AG	01/09/2025	INR	2.80	TWD	34,750,000	(565,929)
USD versus BRL	Call	Goldman Sachs International	03/18/2024	BRL	5.13	USD	34,750,000	(206,519)
USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	3,500,000	(220,563)
USD versus BRL	Call	Goldman Sachs International	07/08/2024	BRL	5.25	USD	69,500,000	(1,174,689)
USD versus BRL	Call	Merrill Lynch International	04/25/2024	BRL	5.20	USD	45,500,000	(407,089)
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	1,000.00	USD	32,450,000	(286,241)
USD versus COP	Call	Goldman Sachs International	04/03/2024	COP	4,200.00	USD	34,750,000	(251,069)
USD versus COP	Call	Morgan Stanley and Co. International PLC	03/01/2024	COP	4,170.00	USD	34,750,000	(99,420)
USD versus IDR	Call	Standard Chartered Bank PLC	05/07/2024	IDR	16,325.00	USD	33,360,000	(165,065)
USD versus MXN	Call	Goldman Sachs International	07/02/2024	MXN	18.50	USD	90,350,000	(1,302,034)
USD versus MXN	Call	Merrill Lynch International	04/05/2024	MXN	18.00	USD	34,750,000	(267,749)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	21.75	USD	26,250,000	(365,531)
USD versus ZAR	Call	Goldman Sachs International	12/16/2024	ZAR	21.50	USD	6,950,000	(148,139)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	41,400,000	(530,500)
Subtotal — Foreign Currency Call Options Written								(7,714,808)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	86,875,000	$(1,292,689)
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	10.85	EUR	82,800,000	(248,670)
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.15	EUR	41,700,000	(50,338)
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	19.35	EUR	41,700,000	(430,147)
USD versus BRL	Put	Goldman Sachs International	07/08/2024	BRL	4.64	USD	69,500,000	(364,597)
USD versus BRL	Put	Merrill Lynch International	04/25/2024	BRL	4.60	USD	45,500,000	(59,423)
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	890.00	USD	32,450,000	(279,979)
USD versus COP	Put	Goldman Sachs International	04/03/2024	COP	3,725.00	USD	34,750,000	(192,237)
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/01/2024	COP	3,700.00	USD	34,750,000	(53,063)
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	14,895.00	USD	33,360,000	(32,393)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	26,250,000	(303,056)
Subtotal — Foreign Currency Put Options Written								(3,306,592)
Total – Foreign Currency Options Written								$(11,021,400)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.79%	SOFR	Receive	Annually	10/18/2024	USD	26,250,000	$(2,487,518)
30 Year Interest Rate Swap	Call	Deutsche Bank AG	3.50	SOFR	Receive	Annually	03/28/2025	USD	52,500,000	(4,061,228)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.30	SOFR	Receive	Annually	06/06/2024	USD	69,500,000	(830,108)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	10,920,000,000	(14,581)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.30	SOFR	Receive	Annually	12/06/2024	USD	34,750,000	(831,672)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi-Annually	04/14/2025	EUR	52,500,000	(1,793,921)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.97	SOFR	Receive	Annually	10/05/2028	USD	31,500,000	(2,472,890)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.62	6 Month EURIBOR	Receive	Semi-Annually	11/02/2026	EUR	34,750,000	(1,882,225)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.22	SOFR	Receive	Annually	09/29/2025	USD	29,607,000	(1,906,199)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.45	6 Month EURIBOR	Receive	Semi-Annually	04/18/2024	EUR	105,000,000	(1,210,446)
Subtotal—Interest Rate Call Swaptions Written										(17,490,788)
Interest Rate Risk
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00	SOFR	Pay	Annually	06/06/2024	USD	52,125,000	(376,031)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	186,300,000	(1,617,106)
5 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SOFR	Pay	Annually	04/16/2024	USD	207,000,000	(1,113,459)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.10	6 Month EURIBOR	Pay	Semi-Annually	12/06/2024	EUR	121,625,000	(1,530,044)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	10,920,000,000	(1,887)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.75	SOFR	Pay	Annually	12/19/2024	USD	208,500,000	(2,424,511)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.30%	SOFR	Pay	Annually	05/29/2024	USD	166,800,000	$(303,079)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.35	SONIA	Pay	Annually	04/17/2024	GBP	405,375,000	(1,090,596)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.25	SOFR	Pay	Annually	04/17/2024	USD	178,020,000	(253,958)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.10	SOFR	Pay	Annually	04/16/2024	USD	685,860,000	(1,569,659)
Subtotal—Interest Rate Put Swaptions Written										(10,280,330)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(27,771,118)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	663	March-2024	$136,350,094	$966,793	$966,793
U.S. Treasury 5 Year Notes	2,027	March-2024	219,707,797	1,422,662	1,422,662
U.S. Treasury 10 Year Notes	789	March-2024	88,626,891	2,507,061	2,507,061
Subtotal—Long Futures Contracts				4,896,516	4,896,516
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	148	March-2024	(18,958,119)	(174,566)	(174,566)
Euro-Bund	156	March-2024	(22,902,847)	(129,969)	(129,969)
U.S. Treasury Long Bonds	33	March-2024	(4,037,344)	(206,839)	(206,839)
U.S. Treasury Ultra Bonds	116	March-2024	(14,989,375)	(785,082)	(785,082)
Subtotal—Short Futures Contracts				(1,296,456)	(1,296,456)
Total Futures Contracts				$3,600,060	$3,600,060

(a)	Futures contracts collateralized by $9,919,441 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/20/2024	Barclays Bank PLC	USD	5,900,092	CAD	8,003,464	$56,580
03/20/2024	BNP Paribas S.A.	AUD	23,775,000	USD	15,642,723	21,280
03/20/2024	BNP Paribas S.A.	MXN	212,108,887	USD	12,300,000	72,254
03/21/2024	BNP Paribas S.A.	JPY	1,892,424,000	USD	13,103,732	148,277
03/20/2024	Citibank N.A.	EUR	137,006,223	USD	148,533,186	176,377
03/20/2024	Citibank N.A.	PEN	97,927,339	USD	26,000,940	288,499
03/20/2024	Citibank N.A.	USD	23,554,951	GBP	18,628,761	61,996
02/02/2024	Deutsche Bank AG	BRL	577,341,210	USD	118,749,700	2,218,695
02/14/2024	Deutsche Bank AG	JPY	1,654,695,000	USD	11,900,000	636,355
02/14/2024	Deutsche Bank AG	USD	26,250,000	JPY	3,924,375,000	463,545
03/20/2024	Deutsche Bank AG	USD	13,252,755	COP	53,981,786,218	492,132
07/22/2024	Deutsche Bank AG	JPY	501,095,000	USD	3,500,000	7,228
02/08/2024	Goldman Sachs International	JPY	1,002,076,020	USD	6,880,500	65,683
02/13/2024	Goldman Sachs International	JPY	1,094,562,000	USD	8,820,000	1,370,394
02/20/2024	Goldman Sachs International	JPY	1,027,320,000	USD	7,000,000	362
03/05/2024	Goldman Sachs International	EUR	23,800,000	USD	25,963,420	208,414
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/11/2024	Goldman Sachs International	JPY	787,018,000	USD	5,560,000	$180,697
03/20/2024	Goldman Sachs International	USD	2,214,414	THB	78,531,965	7,274
05/09/2024	Goldman Sachs International	JPY	2,190,384,000	USD	17,220,000	2,112,001
05/10/2024	Goldman Sachs International	IDR	169,406,250,000	USD	10,842,000	123,301
05/20/2024	Goldman Sachs International	AUD	14,437,500	USD	9,704,888	202,312
03/20/2024	HSBC Bank USA	KRW	6,582,450,000	USD	5,039,428	94,144
03/20/2024	HSBC Bank USA	THB	367,320,000	USD	10,549,867	158,301
03/20/2024	HSBC Bank USA	USD	17,116,033	INR	1,431,585,000	82,356
03/20/2024	HSBC Bank USA	USD	8,630	NOK	93,682	287
02/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	96,104,000	USD	19,472,613	74,906
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	56,290,000	USD	8,330,343	404,676
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	158,907,580	USD	9,209,215	48,442
03/20/2024	J.P. Morgan Chase Bank, N.A.	PEN	21,275,000	USD	5,646,831	60,728
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	24,229,904	CNY	172,421,882	47,203
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	2,328,171	GBP	1,840,000	4,522
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	6,679,872	MXN	117,833,190	113,028
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	4,749,085	THB	169,375,000	42,573
02/13/2024	Merrill Lynch International	JPY	937,753,075	USD	6,602,500	220,138
03/20/2024	Merrill Lynch International	CLP	4,525,565,000	USD	5,114,095	264,162
03/20/2024	Merrill Lynch International	USD	47,518,185	MXN	834,080,757	565,267
02/02/2024	Morgan Stanley and Co. International PLC	BRL	550,988,350	USD	111,270,275	58,351
02/26/2024	Morgan Stanley and Co. International PLC	AUD	3,648,750	USD	2,401,607	5,961
03/20/2024	Morgan Stanley and Co. International PLC	EUR	7,900,000	USD	8,665,231	110,738
03/20/2024	Morgan Stanley and Co. International PLC	NZD	4,281,000	USD	2,626,950	10,032
03/20/2024	Morgan Stanley and Co. International PLC	PEN	524,661	USD	138,628	870
03/20/2024	Morgan Stanley and Co. International PLC	USD	8,471,013	ZAR	161,745,526	134,153
03/21/2024	Morgan Stanley and Co. International PLC	JPY	3,492,148,405	USD	24,544,000	636,898
04/02/2024	Morgan Stanley and Co. International PLC	BRL	519,449,000	USD	104,806,192	575,558
04/22/2024	Morgan Stanley and Co. International PLC	JPY	508,375,000	USD	3,500,000	2,343
02/28/2024	Standard Chartered Bank PLC	THB	127,935,500	USD	3,850,000	236,681
03/20/2024	Standard Chartered Bank PLC	IDR	261,179,830,000	USD	16,824,803	279,268
03/20/2024	Standard Chartered Bank PLC	USD	177,951	PLN	715,000	512
05/13/2024	Standard Chartered Bank PLC	IDR	215,855,046,000	USD	13,761,000	104,596
Subtotal—Appreciation						13,250,350
Currency Risk
03/20/2024	Barclays Bank PLC	CAD	13,745,000	USD	10,132,709	(97,170)
03/20/2024	Barclays Bank PLC	USD	2,284,510	EUR	2,100,000	(10,531)
03/20/2024	BNP Paribas S.A.	USD	15,881,330	AUD	24,137,653	(21,605)
03/20/2024	BNP Paribas S.A.	USD	5,070,570	EUR	4,615,000	(73,230)
03/20/2024	BNP Paribas S.A.	USD	8,245,500	NOK	84,648,396	(187,955)
03/21/2024	BNP Paribas S.A.	USD	92,128,553	JPY	13,305,085,898	(1,042,491)
03/20/2024	Citibank N.A.	GBP	99,593,000	USD	125,929,374	(331,447)
03/20/2024	Citibank N.A.	USD	62,337,226	EUR	57,474,424	(101,206)
02/02/2024	Deutsche Bank AG	USD	116,940,160	BRL	577,341,210	(409,155)
03/20/2024	Deutsche Bank AG	COP	202,202,432,650	USD	49,641,547	(1,843,406)
03/20/2024	Deutsche Bank AG	INR	1,298,115,000	USD	15,579,686	(15,257)
03/20/2024	Deutsche Bank AG	PLN	104,608	USD	25,984	(126)
05/06/2024	Goldman Sachs International	MXN	190,927,042	USD	9,917,000	(1,004,953)
05/16/2024	Goldman Sachs International	ZAR	124,715,937	USD	6,212,500	(389,312)
05/17/2024	Goldman Sachs International	MXN	42,358,400	USD	2,240,000	(178,641)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/20/2024	HSBC Bank USA	INR	1,543,170,000	USD	18,450,143	$(88,775)
03/20/2024	HSBC Bank USA	USD	144,354	CZK	3,260,232	(2,612)
03/20/2024	HSBC Bank USA	USD	3,836,126	KRW	5,010,709,112	(71,665)
03/20/2024	HSBC Bank USA	USD	30,625,993	THB	1,066,320,519	(459,544)
02/02/2024	J.P. Morgan Chase Bank, N.A.	USD	19,480,101	BRL	96,104,000	(82,393)
03/20/2024	J.P. Morgan Chase Bank, N.A.	THB	152,197,500	USD	4,286,286	(19,415)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,023,316	EUR	925,000	(21,682)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	4,634,948	GBP	3,640,000	(20,272)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	12,404,096	HUF	4,422,550,117	(9,182)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	32,900,000	PLN	131,626,254	(46,272)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	6,270,381	THB	219,149,000	(70,606)
03/08/2024	Merrill Lynch International	MXN	215,544,700	USD	11,900,000	(550,645)
03/08/2024	Merrill Lynch International	USD	29,885,000	MXN	510,062,238	(421,953)
03/20/2024	Merrill Lynch International	COP	12,034,877,350	USD	2,956,958	(107,373)
03/20/2024	Merrill Lynch International	MXN	508,624,000	USD	28,976,677	(344,701)
03/20/2024	Merrill Lynch International	USD	15,052,932	CLP	13,320,640,618	(777,538)
03/20/2024	Merrill Lynch International	USD	19,743,405	KRW	25,800,464,524	(359,952)
03/20/2024	Merrill Lynch International	USD	13,552,500	MXN	234,241,410	(48,849)
03/20/2024	Merrill Lynch International	ZAR	60,605,808	USD	3,173,268	(51,074)
02/02/2024	Morgan Stanley and Co. International PLC	USD	111,803,529	BRL	550,988,350	(591,607)
03/20/2024	Morgan Stanley and Co. International PLC	MXN	287,422,420	USD	16,369,000	(200,453)
03/20/2024	Morgan Stanley and Co. International PLC	USD	1,100,384	AUD	1,610,000	(42,528)
03/20/2024	Morgan Stanley and Co. International PLC	USD	28,101,666	EUR	25,815,000	(147,965)
03/20/2024	Morgan Stanley and Co. International PLC	USD	2,129,296	NZD	3,470,000	(8,132)
03/20/2024	Morgan Stanley and Co. International PLC	ZAR	809,443,192	USD	42,392,542	(671,358)
04/02/2024	Morgan Stanley and Co. International PLC	USD	6,366,955	BRL	31,539,350	(38,391)
02/02/2024	Royal Bank of Canada	BRL	55,096,860	USD	11,105,103	(15,690)
02/02/2024	Royal Bank of Canada	USD	11,122,814	BRL	55,096,860	(2,021)
03/20/2024	Royal Bank of Canada	USD	2,936,084	EUR	2,710,000	(1,568)
03/20/2024	Standard Chartered Bank PLC	PLN	562,123	USD	139,903	(402)
03/20/2024	Standard Chartered Bank PLC	USD	47,750,124	IDR	741,249,054,100	(792,585)
Subtotal—Depreciation						(11,773,688)
Total Forward Foreign Currency Contracts						$1,476,662

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS Group AG	Sell	1.00%	Quarterly	12/20/2028	0.657%	EUR	5,170,000	$78,281	$85,334	$7,053
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2027	1.025%	USD	7,000,000	$150,965	$5,082	$(145,883)
Markit iTraxx Europe Crossover Index, Series 40, Version 1	Buy	(5.00)	Quarterly	12/20/2028	3.274	EUR	46,650,000	(1,501,217)	(3,556,251)	(2,055,034)
Markit CDX North America High Yield Index, Series 41, Version 2	Buy	(5.00)	Quarterly	12/20/2028	3.587	USD	109,271,250	10,320	(6,057,342)	(6,067,662)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.767	EUR	5,170,000	(55,011)	(59,415)	(4,403)
Markit iTraxx Europe Crossover Index, Series 40, Version 1	Buy	(1.00)	Quarterly	12/20/2028	0.602	EUR	17,375,000	(334,977)	(339,135)	(4,158)
Subtotal - Depreciation								(1,729,920)	(10,007,061)	(8,277,140)
Total Centrally Cleared Credit Default Swap Agreements								$(1,651,639)	$(9,921,727)	$(8,270,087)

(a)	Centrally cleared swap agreements collateralized by $23,646,834 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)%	Annually	02/10/2024	CZK	725,000,000	$—	$4,158	$4,158
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	815,500,000	—	66,319	66,319
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,165,500,000	—	89,993	89,993
Pay	SOFR	Annually	3.60	Annually	10/01/2030	USD	8,340,000	—	90,170	90,170
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	163,100,000	—	91,268	91,268
Receive	SORA	Semi-Annually	(2.44)	Semi-Annually	01/05/2044	SGD	41,700,000	—	117,032	117,032
Pay	6 Month EURIBOR	Semi-Annually	2.60	Annually	01/09/2029	EUR	28,773,000	(13,812)	121,350	135,162
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	119,500,000	404	168,379	167,975
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	—	176,279	176,279
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	33,396,000	—	178,344	178,344
Pay	SOFR	Annually	3.84	Annually	12/07/2028	USD	22,935,000	—	206,898	206,898
Pay	BZDIOVRA	At Maturity	11.33	At Maturity	01/02/2026	BRL	181,797,497	—	346,382	346,382
Pay	28 Day MXN TIIE	28 days	10.61	28 days	10/21/2025	MXN	636,600,000	—	389,804	389,804
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	—	393,642	393,642
Pay	28 Day MXN TIIE	28 days	10.66	28 days	10/20/2025	MXN	659,750,000	—	430,869	430,869
Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	113,162,000	—	530,040	530,040
Pay	SOFR	Annually	4.42	Annually	12/11/2025	USD	153,820,875	(849)	723,017	723,866
Pay	BZDIOVRA	At Maturity	11.75	At Maturity	01/02/2026	BRL	174,013,173	—	812,425	812,425
Pay	SOFR	Annually	4.00	Annually	12/13/2028	USD	65,121,500	—	1,041,340	1,041,340
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EURIBOR	Semi-Annually	3.03%	Annually	11/30/2033	EUR	24,780,000	$13,611	$1,088,009	$1,074,398
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	210,000,000	(156,830)	2,983,808	3,140,638
Subtotal — Appreciation								(157,476)	10,049,526	10,207,002
Interest Rate Risk
Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	25,200,000,000	—	(1,035,212)	(1,035,212)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	—	(984,239)	(984,239)
Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	61,130,000	—	(883,195)	(883,195)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	—	(702,840)	(702,840)
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	25,400,000,000	—	(676,980)	(676,980)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(652,464)	(652,464)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	203,000,000	—	(620,879)	(620,879)
Pay	28 Day MXN TIIE	28 days	9.25	28 days	02/10/2025	MXN	752,500,000	—	(599,615)	(599,615)
Pay	28 Day MXN TIIE	28 days	9.40	28 days	02/10/2025	MXN	787,500,000	—	(562,281)	(562,281)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	12,010,000,000	—	(498,739)	(498,739)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	12,332,000,000	—	(485,308)	(485,308)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	98,700,000	—	(268,868)	(268,868)
Receive	SOFR	Annually	(3.52)	Annually	06/24/2054	USD	24,495,000	—	(254,584)	(254,584)
Receive	SONIA	Annually	(3.71)	Annually	03/14/2034	GBP	14,421,000	—	(225,995)	(225,995)
Pay	28 Day MXN TIIE	28 days	9.54	28 days	12/12/2025	MXN	690,000,000	—	(198,416)	(198,416)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	—	(182,628)	(182,628)
Receive	SOFR	Annually	(3.58)	Annually	03/13/2054	USD	6,085,800	—	(101,408)	(101,408)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	01/11/2044	SGD	41,700,000	—	(94,441)	(94,441)
Receive	SOFR	Annually	(3.50)	Annually	05/30/2054	USD	12,523,500	—	(84,874)	(84,874)
Pay	SOFR	Annually	3.56	Annually	03/13/2029	USD	10,842,000	—	(5,644)	(5,644)
Subtotal — Depreciation								—	(9,118,610)	(9,118,610)
Total Centrally Cleared Interest Rate Swap Agreements								$(157,476)	$930,916	$1,088,392

(a)	Centrally cleared swap agreements collateralized by $23,646,834 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.307%	EUR	7,500,000	$13,066	$24,710	$11,644
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.246	EUR	7,100,000	191,193	321,309	130,116
J.P. Morgan Chase Bank, N.A.	Markit CDX North America Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	3.306	USD	7,000,000	(453,465)	(139,107)	314,358
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 6	Buy	3.94	Quarterly	03/20/2024	3.274	EUR	17,375,000	—	125,967	125,967
Subtotal—Appreciation									(249,206)	332,879	582,085
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.496%	EUR	3,750,000	$8,488	$(17,973)	$(26,461)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.190	USD	14,829,808	(1,756,929)	(1,919,012)	(162,083)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.410	USD	20,994,346	(3,002,251)	(3,371,413)	(369,162)
Subtotal—Depreciation									(4,750,692)	(5,308,398)	(557,706)
Total Open Over-The-Counter Credit Default Swap Agreements									$(4,999,898)	$(4,975,519)	$24,379

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Morgan Stanley Capital Services LLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	210,000,000	$—	$(2,983,808)	$(2,983,808)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,881,588.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$547,918,195	$—	$547,918,195
Non-U.S. Dollar Denominated Bonds & Notes	—	535,097,218	—	535,097,218
Asset-Backed Securities	—	133,951,887	9,110,535	143,062,422
U.S. Treasury Securities	—	121,083,632	—	121,083,632
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	102,938,301	—	102,938,301
Agency Credit Risk Transfer Notes	—	51,230,683	—	51,230,683
Common Stocks & Other Equity Interests	915,247	21,761,391	16,868	22,693,506
Variable Rate Senior Loan Interests	—	10,099,853	357,775	10,457,628
Preferred Stocks	—	659,278	—	659,278
Money Market Funds	53,223,193	64,998,590	—	118,221,783
Options Purchased	—	15,289,352	—	15,289,352
Total Investments in Securities	54,138,440	1,605,028,380	9,485,178	1,668,651,998
Other Investments - Assets*
Futures Contracts	4,896,516	—	—	4,896,516
Forward Foreign Currency Contracts	—	13,250,350	—	13,250,350
Swap Agreements	—	10,796,140	—	10,796,140
	4,896,516	24,046,490	—	28,943,006
Other Investments - Liabilities*
Futures Contracts	(1,296,456)	—	—	(1,296,456)
Forward Foreign Currency Contracts	—	(11,773,688)	—	(11,773,688)
Options Written	—	(41,529,017)	—	(41,529,017)
Swap Agreements	—	(20,937,264)	—	(20,937,264)
	(1,296,456)	(74,239,969)	—	(75,536,425)
Total Other Investments	3,600,060	(50,193,479)	—	(46,593,419)
Total Investments	$57,738,500	$1,554,834,901	$9,485,178	$1,622,058,579

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund